Nature of Operations	6 Months Ended
Jun. 30, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

HiTek Global Inc. (“HiTek Global”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering. HiTek Global, through its variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Company”) provides hardware sales, software sales, information technology (“IT”) maintenance services and tax devices and services in the People’s Republic of China (the “PRC”).

The Company’s corporate structure as of June 30, 2025 is as follows: